UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

CT Corporation System

155 Federal Street

Suite 700

Boston, MA 02110

With Copies To:

John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end: 11/30/2018

Date of reporting period: 02/28/2018

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Common Stocks - 92.56%

Aerospace & Defense - 3.61%
Harris Corp.	5,000	$780,750

Banks - 9.19%
East West Bancorp, Inc.	9,000	589,950
First Republic Bank - CA	7,000	649,600
* SVB Financial Group	3,000	746,940
		1,986,490
Beverages - 2.29%
Constellation Brands, Inc. - Class A	2,300	495,604

Chemicals - 1.81%
Olin Corp.	12,000	390,000

Commercial Services - 11.46%
Cintas Corp.	5,500	938,630
* CoStar Group, Inc.	2,100	718,473
Macquarie Infrastructure Corp.	7,500	303,750
* Quanta Services, Inc.	15,000	516,600
		2,477,453
Computers - 1.99%
* NCR Corp.	13,000	429,000

Distribution & Wholesale - 2.38%
* LKQ Corp.	13,000	513,240

Diversified Financial Services - 6.70%
Air Lease Corp.	12,750	556,793
BGC Partners, Inc. - Class A	38,000	502,360
FNF Group	9,750	389,317
		1,448,470
Engineering & Construction - 3.03%
* Dycom Industries, Inc.	6,000	655,440

Hand & Machine Tools - 4.05%
Stanley Black & Decker, Inc.	5,500	875,545

Healthcare - Products - 2.34%
Dentsply Sirona, Inc.	9,000	504,540

Healthcare - Services - 2.86%
Quest Diagnostics, Inc. - DE	6,000	618,300

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Common Stocks - 92.56% (continued)

Home Builders - 2.98%
Thor Industries, Inc	5,000	$645,000

Insurance - 2.56%
Radian Group, Inc.	27,000	554,040

Iron & Steel - 2.89%
Steel Dynamics, Inc.	13,500	624,375

Machinery - Diversified - 4.47%
* Zebra Technologies Corp.	7,000	966,980

Mining - 3.44%
Agnico Eagle Mines Ltd.	9,500	361,855
Wheaton Precious Metals Corp.	20,000	381,600
		743,455
Oil & Gas - 2.07%
Crescent Point Energy Corp.	62,000	447,640

Private Equity - 2.88%
Apollo Global Management LLC	19,000	623,200

Retail - 2.57%
* Domino's Pizza Inc	2,500	556,025

Semiconductors - 2.88%
Microchip Technology, Inc.	7,000	622,510

Software - 3.77%
* Black Knight Inc	2,989	142,426
* Take-Two Interactive	6,000	671,220
		813,646
Telecommunications - 2.04%
* Ciena Corp.	19,000	440,230

Transportation - 8.30%
Golar LNG Ltd.	19,000	513,380
* XPO Logistics, Inc.	13,000	1,279,590
		1,792,970

Total Common Stocks (Cost $13,535,120)		20,004,903

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Investment Companies - 6.07%
** First American Treasury Obligations Fund - Class Z, 1.27%	1,312,307	$1,312,307

Total Investment Companies (Cost $1,312,307)		1,312,307

Total Investments (Cost $14,847,427) - 98.63%		$21,317,210
Other Assets in Excess of Liabilities, net - 1.37%		296,517
Net Assets - 100.00%		$21,613,727

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at February 28, 2018 which is subject to change and resets daily.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	% of Net
Industry	Assets	Value
Aerospace & Defense	3.61%	$780,750
Banks	9.19%	1,986,490
Beverages	2.29%	495,604
Chemicals	1.81%	390,000
Commercial Services	11.46%	2,477,453
Computers	1.99%	429,000
Distribution & Wholesale	2.38%	513,240
Diversified Financial Services	6.70%	1,448,470
Engineering & Construction	3.03%	655,440
Hand & Machine Tools	4.05%	875,545
Healthcare - Products	2.34%	504,540
Healthcare - Services	2.86%	618,300
Home Builders	2.98%	645,000
Insurance	2.56%	554,040
Investment Companies	6.07%	1,312,307
Iron & Steel	2.89%	624,375
Machinery - Diversified	4.47%	966,980
Mining	3.44%	743,455
Oil & Gas	2.07%	447,640
Private Equity	2.88%	623,200
Retail	2.57%	556,025
Semiconductors	2.88%	622,510
Software	3.77%	813,646
Telecommunications	2.04%	440,230
Transportation	8.30%	1,792,970
Total	98.63%	$21,317,210

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Common Stocks - 95.10%

Banks - 11.27%
Bryn Mawr Bank Corp.	10,000	$435,500
First Financial	15,000	408,000
Preferred Bank - Los Angeles CA	6,000	373,980
Seacoast Banking Corp. of Florida	13,000	340,860
		1,558,340
Chemicals - 6.39%
Orion Engineered Carbons SA	19,000	523,450
Stepan Co.	4,500	360,450
		883,900
Commercial Services - 11.52%
* AMN Healthcare Services, Inc.	9,500	528,675
Deluxe Corp.	10,000	710,000
McGrath Rentcorp	7,000	354,340
		1,593,015
Computers - 2.22%
* VeriFone Systems, Inc.	18,500	307,100

Distribution & Wholesale - 5.80%
H&E Equipment Services, Inc.	13,000	489,970
* ScanSource, Inc.	9,500	311,125
		801,095
Electronics - 5.77%
* Orbotech Ltd.	14,500	796,920

Energy - Alternate Sources - 3.58%
* TPI Composites, Inc.	25,000	495,500

Engineering & Construction - 4.62%
Granite Construction, Inc.	11,000	639,100

Food - 3.01%
B&G Foods, Inc. - Class A	15,000	415,500

Healthcare - Services - 2.70%
Encompass Health Corp.	7,000	372,820

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Common Stocks - 95.10% (continued)

Home Furnishings - 2.51%
* Universal Electronics, Inc.	7,000	$346,500

Insurance - 2.42%
Kingstone Cos., Inc.	17,500	334,250

Iron & Steel - 4.42%
Carpenter Technology Corp.	12,000	611,280

Machinery - 5.62%
* Chart Industries, Inc.	8,000	440,880
* Ichor Holdings Ltd.	13,000	335,920
		776,800
Mining - 2.98%
Hi-Crush Partners LP	35,000	411,250

Miscellaneous Manufacturing - 2.10%
EnPro Industries, Inc.	4,000	289,840

Oil & Gas - 3.11%
Birchcliff Energy Ltd.	49,000	117,831
* Callon Petroleum Co.	29,500	311,815
		429,646
Retail - 3.47%
* GMS, Inc.	15,500	479,880

Semiconductors - 3.78%
* MaxLinear, Inc. - Class A	23,000	522,790

Telecommunications - 4.95%
* Iridium Communications, Inc.	58,500	684,450

Transportation - 2.86%
GasLog Ltd.	24,000	396,000

Total Common Stocks (Cost $10,631,683)		13,145,976

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Investment Companies - 2.69%
** First American Treasury Obligations Fund - Class Z, 1.27%	371,900	371,900

Total Investment Companies (Cost $371,900)		371,900

Total Investments (Cost $11,003,583) - 97.79%		$13,517,876
Other Assets in Excess of Liabilities, net - 2.21%		305,100
Net Assets - 100.00%		$13,822,976

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at February 28, 2018 which is subject to change and resets daily.

The following abbreviation is used in this portfolio:

LP - Limited Partnership

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	% of Net
Industry	Assets	Value
Banks	11.27%	$1,558,340
Chemicals	6.39%	883,900
Commercial Services	11.52%	1,593,015
Computers	2.22%	307,100
Distribution & Wholesale	5.80%	801,095
Electronics	5.77%	796,920
Energy - Alternate Sources	3.58%	495,500
Engineering & Construction	4.62%	639,100
Food	3.01%	415,500
Healthcare - Services	2.70%	372,820
Home Furnishings	2.51%	346,500
Insurance	2.42%	334,250
Investment Companies	2.69%	371,900
Iron & Steel	4.42%	611,280
Machinery	5.62%	776,800
Mining	2.98%	411,250
Miscellaneous Manufacturing	2.10%	289,840
Oil & Gas	3.11%	429,646
Retail	3.47%	479,880
Semiconductors	3.78%	522,790
Telecommunications	4.95%	684,450
Transportation	2.86%	396,000
Total	97.79%	$13,517,876

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Common Stocks - 97.92%

Aerospace & Defense - 5.28%
Raytheon Co.	2,400	$522,024

Airlines - 3.44%
Delta Air Lines, Inc.	6,300	339,570

Banks - 9.18%
Citizens Financial Group, Inc.	7,150	310,954
First Republic Bank/CA	3,100	287,680
Zions Bancorporation	5,600	307,832
		906,466
Chemicals - 3.49%
DowDuPont, Inc.	4,900	344,470

Commercial Services - 3.37%
* Worldpay, Inc. - Class A	4,100	333,248

Computers - 3.75%
Accenture PLC - Class A	2,300	370,323

Diversified Financial Services - 7.49%
BlackRock, Inc.	590	324,164
MasterCard, Inc. - Class A	2,365	415,672
		739,836
Engineering & Construction - 3.30%
Granite Construction, Inc.	5,610	325,941

Food - 3.43%
B&G Foods, Inc. - Class A	6,375	176,587
Pinnacle Foods, Inc	3,000	161,880
		338,467
Healthcare - Products - 10.43%
Becton Dickinson and Co.	1,510	335,250
* Edwards Lifescience Corp.	2,855	381,628
Thermo Fisher Scientific, Inc.	1,500	312,870
		1,029,748
Internet - 18.58%
* Alibaba Group Holding Ltd. - ADR	800	148,912
* Alphabet, Inc. - Class A	247	272,668
* Alphabet, Inc. - Class C	92	101,635
* Amazon.com, Inc.	275	415,924
* Baidu, Inc. - ADR	490	123,647
CDW Corp. - DE	4,800	350,064
* Facebook, Inc. - Class A	1,500	267,480
Tencent Holdings Ltd. - ADR	2,800	154,647
		1,834,977

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	Shares	Value

Common Stocks - 97.92% (continued)

Oil & Gas - 2.53%
Exxon Mobil Corp.	3,300	$249,942

Pharmaceuticals - 2.61%
Allergan PLC	1,675	258,319

Private Equity - 3.58%
Blackstone Group LP	10,400	353,600

REITs - 3.45%
Crown Castle International Corp.	3,100	341,186

Retail - 2.81%
Lowe's Cos., Inc.	3,100	277,729

Semiconductors - 3.42%
Applied Materials, Inc.	5,860	337,477

Software - 7.78%
* Activision Blizzard, Inc.	2,200	160,886
* Electronic Arts, Inc.	1,200	148,440
Microsoft Corp.	4,900	459,473
		768,799

Total Common Stocks (Cost $7,348,249)		9,672,122

Investment Companies - 1.82%
** First American Treasury Obligations Fund - Class Z, 1.27%	179,848	179,848

Total Investment Companies (Cost $179,848)		179,848

Total Investments (Cost $7,528,097) - 99.74%		$9,851,970
Other Assets in Excess of Liabilities, net - 0.26%		25,216
Net Assets - 100.00%		$9,877,186

*	Non-income producing investment.
**	Rate shown represents the 7-day yield at February 28, 2018 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Wellington Shields All-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2018 (Unaudited)

	% of Net
Industry	Assets	Value
Aerospace & Defense	5.28%	$522,024
Airlines	3.44%	339,570
Banks	9.18%	906,466
Chemicals	3.49%	344,470
Commercial Services	3.37%	333,248
Computers	3.75%	370,323
Diversified Financial Services	7.49%	739,836
Engineering & Construction	3.30%	325,941
Food	3.43%	338,467
Healthcare - Products	10.43%	1,029,748
Internet	18.58%	1,834,977
Investment Companies	1.82%	179,848
Oil & Gas	2.53%	249,942
Pharmaceuticals	2.61%	258,319
Private Equity	3.58%	353,600
REITs	3.45%	341,186
Retail	2.81%	277,729
Semiconductors	3.42%	337,477
Software	7.78%	768,799
Total	99.74%	$9,851,970

Capital Management Funds

Notes to Schedules of Investments	February 28, 2018 (Unaudited)

Organization

The Capital Management Mid-Cap Fund, the Capital Management Small-Cap Fund and the Wellington Shields All-Cap Fund (collectively the Funds and individually the Mid-Cap Fund, the Small-Cap Fund and the All-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) in the investment company industry. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2018 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2018:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$20,004,903	$-	$20,004,903
Investment Companies	-	1,312,307	1,312,307
Totals	$20,004,903	$1,312,307	$21,317,210

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$13,145,976	$-	$13,145,976
Investment Companies	-	371,900	371,900
Totals	$13,145,976	$371,900	$13,517,876

All-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$9,672,122	$-	$9,672,122
Investment Companies	-	179,848	179,848
Totals	$9,672,122	$179,848	$9,851,970

(a)	As of and during the three month period ended February 28, 2018, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.
(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

There were no transfers between levels as of February 28, 2018, from the valuation input levels used on November 30, 2017. It is the Funds’ policy to recognize transfers at the end of the reporting period.

Written Options

The Mid-Cap Fund and Small Cap Fund may write covered call options on equity securities or futures contracts that the Funds are eligible to purchase to earn premium income, to assure a definite price for a security it has considered selling, or to close out options previously purchased. The Funds may write covered call options if, immediately thereafter, not more than 30% of its net assets would be committed to such transactions. A call option gives the holder (buyer) the right to purchase a security or futures contract at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if a Fund owns the underlying security subject to the call option at all times during the option period. When a Fund writes a covered call option, it maintains in a segregated account with its custodian or as otherwise required by the rules of the exchange for the underlying security, cash or liquid portfolio securities in an amount not less than the exercise price at all times while the option is outstanding.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2018 (Unaudited)

Written Options (continued)

The writing of covered call options is considered to be a conservative investment technique. The Funds will receive a premium from writing a call option, which increases the Funds’ return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price of the underlying security to the exercise price of the option and the remaining term of the option. However, there is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Derivatives Transactions

The Funds did not invest in any derivatives during the three month period ended February 28, 2018.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2018 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Mid-Cap Fund	$14,847,427	$6,953,573	$(483,790)	$6,469,783
Small-Cap Fund	11,003,583	3,216,065	(701,772)	2,514,293
All-Cap Fund	7,528,228	2,440,695	(116,953)	2,323,742

Item 2.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capital Management Investment Trust

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Jameson McFadden
Name:	W. Jameson McFadden
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 25, 2018